Share Capital (Table)	12 Months Ended
Dec. 31, 2021
Corporate Information
Schedule of common shares issued
Common Shares	Number	Amount
Balance, December 31, 2019	409,143,765	$16,732,397
Issued pursuant to rights offering	376,333,540	718,117
Issued for debt	75,605,066	170,111
Balance December 31, 2020, and 2021	861,082,371	$17,620,625